Note 8 - Deferred Share Units (Tables)	3 Months Ended
Feb. 28, 2017
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
	For the three months ended
	February 28, 2017		February 29, 2016
	$	shares	$	shares
Additional paid in capital	7,261	2,356	8,051	4,272
Accrued liability	8,095	3,128	7,945	3,265